Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 120	$ 99	$ 92
Net income (loss) from associated corporations	(65)	(30)	14
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	15	23	8
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	63	51	68
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	$ 3	$ 5	$ 1